Share-based payments - Schedule of Number and Weighted Average Exercise Prices and Movements in the Share Incentive Plan (Details) - Newlink Share Incentive Plan [Member]		12 Months Ended
		Dec. 31, 2025 $ / shares		Dec. 31, 2024 $ / shares
Share-based payments - Schedule of Number and Weighted Average Exercise Prices and Movements in the Share Incentive Plan (Details) [Line Items]
Number of options, Beginning balance		2,832,839	[1]	3,248,246
Weighted average exercise prices, Beginning balance	[1]	$ 0		$ 0
Number of options, Granted		0		0
Weighted average exercise prices, Granted				$ 0
Number of options, Forfeited		(4,348)		(415,407)
Weighted average exercise prices, Forfeited		$ 0.2		$ 0.2
Number of options, Exercised		0		0
Weighted average exercise prices, Exercised		$ 0		$ 0
Number of options, Ending balance		2,828,491		2,832,839	[1]
Weighted average exercise prices, Ending balance	[1]	$ 0		$ 0
Number of options, Exercisable		2,819,755		2,742,781
Weighted average exercise prices, Exercisable	[1]	$ 0		$ 0

[1]	Representing amount less than US$0.01.